4. RELATED PARTY SHORT-TERM NOTES (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Original principal balance	$ 529,666
Paymentsmade on short term notes	0
Principal Balance remaining	529,666
Annual Interest rate	12.00%
Accrued interest payable	19,697	10,738
Robert Sanders Member
Original principal balance	8,500
Paymentsmade on short term notes	0
Principal Balance remaining	8,500
Annual Interest rate	20.00%
Accrued interest payable	2,068	1,225
Short Term Note One Member
Original principal balance	70,171
Paymentsmade on short term notes	0
Principal Balance remaining	70,171
Annual Interest rate	12.50%
Short Term Note Two Member
Principal Balance remaining	24,000
Annual Interest rate	15.00%
Short Term Note Three Member
Original principal balance	32,000
Paymentsmade on short term notes	0
Principal Balance remaining	$ 32,000